IMPAIRMENT TESTING - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item cashGeneratingUnit valuation vessel	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) vessel
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Number of cash generating units | cashGeneratingUnit	2
Amount by which fair value less costs of disposal exceeded the carrying amount	$ 9,800,000	$ 3,200,000
Projected cash flows calculation period			10 years
Inflation (in percent)			2.00%
Business plan period			3 years
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC) (in percent)	8.80%	10.80%
Period used to calculate historical average spot rate			10 years
Adjustment of operating expenses for inflation (in percent)			2.00%
Adjustment of administrative expenses for inflation (in percent)			2.00%
Impairment losses		$ 0
Growth in sales assumed	0.00%
Estimated investments in non-current assets in next reporting period	$ 100,000	300,000
Estimated investments in non-current assets after the next reporting period	$ 0	$ 0
Increase/decrease in the total sales across revenue segments (in percent)	10.00%	10.00%
Increase/decrease in the value in use	$ 12,100,000	$ 3,800,000
Year 2025
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
CO2 emission reduction commitment (in percent)			40.00%
Year 2030
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
CO2 emission reduction commitment (in percent)			45.00%
Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Estimated inflation rates (in percent)	2.00%	2.00%
Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Estimated inflation rates (in percent)	300.00%	3.00%
Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	$ 3,495,000,000	$ 2,647,000,000	$ 2,302,000,000
Amount by which fair value less costs of disposal exceeded the carrying amount	952,100,000	784,000,000.0	269,000,000.0
Impairments recognized	0	2,700,000	$ 4,600,000
Recoverable amount of assets disposed of		31,800,000
Expected to generate normal income from delivery from shipyard			25 years
Average remaining life of tanker			14 years
Increase/decrease in tanker freight rates per day			$ 1,000
Increase/decrease in WACC (in percent)			1.00%
Increase/decrease in operating expenses (in percent)			10.00%
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	3,495,000,000	2,647,000,000	$ 2,276,000,000
Amount by which fair value less costs of disposal exceeded the carrying amount	$ 952,100,000	784,000,000.0	$ 269,000,000.0
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC) (in percent)			6.70%
Increase/decrease in value in use of freight rates			$ 285,000,000
Decrease/increase in value in use of operating expenses			201,000,000
Fair value of asset or cash-generating unit based on third party valuation			1,892,000,000
Amount by which carrying amount of asset or cash-generating unit exceeds fair value from third party valuation			72,000,000
Main Fleet | Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of WACC			148,000,000
Main Fleet | Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of WACC			167,000,000
Handysize
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Number of handysize vessels disposed | vessel	2
Recoverable amount	$ 0	$ 0	26,000,000.0
Number of internationally acknowledged shipbrokers providing valuations for impairment testing	2	2
Amount by which fair value less costs of disposal exceeded the carrying amount	$ 0	$ 0	0
Increase/decrease in value in use of freight rates			$ 6,000,000
Number of vessels	2		2
Increase/decrease in value in use of WACC			$ 2,000,000
Decrease/increase in value in use of operating expenses			4,000,000
Fair value of asset or cash-generating unit based on third party valuation			21,000,000
Amount by which carrying amount of asset or cash-generating unit exceeds fair value from third party valuation			3,000,000
Impaired vessels | Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Amount by which fair value less costs of disposal exceeded the carrying amount	$ 952,000,000
LR2
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation			19,111
LR1
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation			17,856
MR
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation			16,044
Handysize
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation			$ 13,208